UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith III               Holland, MI                 8/7/01
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      55

Form 13F Information Table Value Total:  $133,272
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                  June 30, 2001

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value    Shares/    Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)   Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared   None
-----------------------------   ---------   -----      --------   -------    ---  ---   -------  --------  ----    ------   ----
1ST INDIANA CORP.                 COM       32054R108     287         11007  SH          Sole                                  11007
AMERICAN HOME PRODS CP COM        COM       026609107    5406     92497.768  SH          Sole              23725           68772.768
AOL TIME WARNER                   COM       00184A105    6633        125153  SH          Sole              31900               93253
APARTMENT INVT & MGMT CL A        COM       03748R101     730         15136  SH          Sole               2635               12501
APPLEBEES INTL INC COM            COM       037899101     647         20205  SH          Sole               5350               14855
BANK WEST FINANCIAL CORP          COM       065631103     223         20000  SH          Sole                                  20000
CARDINAL HEALTH INC COM           COM       14149y108    4081         59144  SH          Sole              18987               40157
CHEESECAKE FACTORY INC COM        COM       163072101     403         14250  SH          Sole               6450                7800
CINTAS CORPORATION                COM       172908105    2277         49225  SH          Sole              16350               32875
CISCO SYSTEMS INC.                COM       17275R102    4376        240423  SH          Sole              56748              183675
CITIGROUP                         COM       172967101    2769         52399  SH          Sole              13990               38409
CITIZENS BKG CORP MICH COM        COM       174420109     365         12482  SH          Sole                400               12082
CORNING INC COM                   COM       219350105    1614         96571  SH          Sole              28650               67921
E M C CORP MASS COM               COM       268648102    3830        131828  SH          Sole              32195               99633
EXXON MOBIL CORP COM              COM       30231G102     269          3075  SH          Sole                775                2300
FIFTH THIRD BANCORP COM           COM       316773100    1284         21388  SH          Sole                225               21163
FIRST MERCHANTS CORP COM          COM       320817109     203          8500  SH          Sole                                   8500
FIRST MIDWEST BANCORP             COM       320867104     470         15849  SH          Sole                                  15849
FIRST OAK BROOK BANCSH COM        COM       335847208     543         24413  SH          Sole                                  24413
FIRST SOURCE CORPORATION          COM       336901103     424         15149  SH          Sole                                  15149
FIRST TENN NATL CORP COM          COM       337162101    2106         60672  SH          Sole              23125               37547
FIRSTMERIT CORP COM               COM       337915102     581         22010  SH          Sole                800               21210
FISERV INC.                       COM       337738108    8391        131143  SH          Sole              25493              105650
FREDDIE MAC                       COM       313400301    2016         28800  SH          Sole               8300               20500
GENERAL ELECTRIC                  COM       369604103     865         17750  SH          Sole               6250               11500
GENTEX CORP COM                   COM       371901109    1379         49485  SH          Sole              19610               29875
GENZYME CORP. GENL.               COM       372917104    2794         45800  SH          Sole              10000               35800
HEWLETT PACKARD COMPANY           COM       428236103    2817     98488.615  SH          Sole              31150           67338.615
HOME DEPOT INC COM                COM       437076102    6256        134392  SH          Sole              33100              101292
HOME FED BANCORP COM              COM       436926109     283         13200  SH          Sole                                  13200
HUNTINGTON BANCSHARES COM         COM       446150104     807         49356  SH          Sole                                  49356
INDEPENDENT BANK CORPORATION      COM       453838104    1082         44054  SH          Sole               7867               36187
INTEL CORPORATION                 COM       458140100    5124    175189.496  SH          Sole              45700          129489.496
IRWIN FINL CORP COM               COM       464119106     571         22700  SH          Sole               3500               19200
JOHNSON & JOHNSON COM             COM       478160104    6119    122374.729  SH          Sole              31290           91084.729
MACATAWA BANK CORPORATION         COM       554225102    1832        108984  SH          Sole             108984
MAF BANCORP INC.                  COM       55261R108     779         25380  SH          Sole               4653               20727
MBNA CORP COM                     COM       55262L100    7536    228718.524  SH          Sole              49355          179363.524
MERCANTILE BANK CORP COM          COM       587376104     466         27225  SH          Sole                                  27225
MERCK & CO INC COM                COM       589331107    4404     68907.568  SH          Sole              18900           50007.568
MICROSOFT CORP COM                COM       594918104    5472         74957  SH          Sole              20050               54907
MIDWEST BANK HOLDINGS             COM       598251106     396         18000  SH          Sole                                  18000
NATIONAL CITY CORP COM            COM       635405103     386         12540  SH          Sole                                  12540
ORACLE CORP COM                   COM       68389X105    1578         83030  SH          Sole              22910               60120
REPUBLIC BANCORP INC COM          COM       760282103     514         37002  SH          Sole                                  37002
ROYAL DUTCH PETE CO NY REG GLD    COM       780257804    5036         86430  SH          Sole              25082               61348
SUN MICROSYSTEMS INC COM          COM       866810104    1264         80400  SH          Sole              21520               58880
TELLABS INC COM                   COM       879664100    2481        127999  SH          Sole              32028               95971
TRIBUNE CO NEW COM                COM       896047107    2716         67880  SH          Sole              19200               48680
TYCO INTERNATIONAL LTD COM        COM       902124106    3686         67635  SH          Sole              17982               49653
UNB CORP OHIO COM                 COM       903056109     248         13400  SH          Sole                                  13400
US BANCORP DEL COM NEW            COM       902973304    4630        203150  SH          Sole              52443              150707
WATSON PHARMACEUTICALS COM        COM       942683103    4066         65970  SH          Sole              18050               47920
WELLS FARGO & CO NEW COM          COM       949746101    6073    130803.382  SH          Sole              33383           97420.382
WORLDCOM GROUP                    COM       98157D106    1684        118588  SH          Sole              39650               78938

REPORT SUMMARY                     55  DATA RECORDS     133272           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED